Common shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 21, 2012 Class A common shares [Member] USD ($) vote	Dec. 31, 2014 Class A common shares [Member] USD ($)	Dec. 31, 2013 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member]	Nov. 21, 2012 Class B common shares [Member] USD ($) vote	Dec. 31, 2014 Class B common shares [Member] USD ($)	Dec. 31, 2013 Class B common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member]	Nov. 21, 2012 Common shares [Member]	Dec. 31, 2014 Common shares [Member] Class A common shares [Member]	Dec. 31, 2013 Common shares [Member] Class A common shares [Member]	Dec. 31, 2012 Common shares [Member] Class A common shares [Member]	Dec. 31, 2011 Common shares [Member] Class A common shares [Member]	Dec. 31, 2014 Common shares [Member] Class B common shares [Member]	Dec. 31, 2013 Common shares [Member] Class B common shares [Member]	Dec. 31, 2012 Common shares [Member] Class B common shares [Member]	Dec. 31, 2011 Common shares [Member] Class B common shares [Member]	Oct. 31, 2012 Common shares [Member] Restricted shares [Member]
Common shares [Line Items]
Issuance of common shares (in shares)					179,400,000	25,036,140	21,256,900									179,400,000
Issuance costs of common stock			5,802	27,815
Conversion of Stock, Shares Issued									359,424,310					58,478,690	422,001,838
Conversion of Stock, Shares Converted													548,408,914					58,478,690	422,001,838			5,068,000
Common stock, par value (in dollars per share)					$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Vote entitled per share					1				10
Number of Class A common shares convertible from Class B common shares					1
Common shares, shares authorized						10,000,000,000	10,000,000,000	10,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued						706,173,568	622,658,738	179,400,000		427,352,696	485,831,386	907,833,224
Common shares, shares outstanding						706,173,568	622,658,738	179,400,000		427,352,696	485,831,386	907,833,224		706,173,568	622,658,738	179,400,000		427,352,696	485,831,386	907,833,224	543,340,914